GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 22, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General [Line Items]
Loss		$ (229)	$ (7,022)	$ (1,145)	$ (229)
Stock Issued During Period, Shares, New Issues	7,551,427
Common Stock [Member]
General [Line Items]
Loss		0	0	0
Stock Issued During Period, Shares, New Issues			3,200,000
Proceeds from Issuance Initial Public Offering			$ 31,405